Borrowings - Commercial paper programmes (Details) € in Millions, $ in Billions	Mar. 31, 2026 EUR (€)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 EUR (€)
Liquidity and capital resources
Borrowings drawn	€ 52,636		€ 53,143
US commercial paper programme
Liquidity and capital resources
Undrawn borrowing facilities	13,000	$ 15.0
Syndicated bank facilities, USD
Liquidity and capital resources
Undrawn borrowing facilities	3,500	$ 4.0
Euro commercial paper programme
Liquidity and capital resources
Undrawn borrowing facilities	10,000
Syndicated bank facilities
Liquidity and capital resources
Borrowings drawn	0
Syndicated bank facilities, Euro
Liquidity and capital resources
Undrawn borrowing facilities	€ 4,100